Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Small Cap Growth Fund - Class A | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Growth Fund - Class A | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Small Cap Growth Fund - Class A | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Growth Fund - Class A | AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Class A | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Class A | SiteOne Landscape Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class A | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class A | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class A | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund - Class A | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Small Cap Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Columbia Small Cap Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Small Cap Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Small Cap Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Small Cap Growth Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Small Cap Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Small Cap Growth Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Small Cap Growth Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Growth Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Columbia Small Cap Growth Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Growth Fund - Advisor Class | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Growth Fund - Advisor Class | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Small Cap Growth Fund - Advisor Class | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Growth Fund - Advisor Class | AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Advisor Class | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Advisor Class | SiteOne Landscape Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Advisor Class | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Advisor Class | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Advisor Class | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund - Advisor Class | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund - Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Small Cap Growth Fund - Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Columbia Small Cap Growth Fund - Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Small Cap Growth Fund - Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Small Cap Growth Fund - Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Small Cap Growth Fund - Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Small Cap Growth Fund - Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Growth Fund - Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Small Cap Growth Fund - Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Small Cap Growth Fund - Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Growth Fund - Advisor Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Columbia Small Cap Growth Fund - Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Growth Fund - Class C | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Growth Fund - Class C | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Small Cap Growth Fund - Class C | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Growth Fund - Class C | AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Class C | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Class C | SiteOne Landscape Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class C | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class C | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class C | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund - Class C | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Small Cap Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Columbia Small Cap Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Small Cap Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Small Cap Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Small Cap Growth Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Small Cap Growth Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Growth Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Small Cap Growth Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Small Cap Growth Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Growth Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Columbia Small Cap Growth Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Growth Fund - Institutional Class | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Growth Fund - Institutional Class | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Small Cap Growth Fund - Institutional Class | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Growth Fund - Institutional Class | AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Institutional Class | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Institutional Class | SiteOne Landscape Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Institutional Class | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Institutional Class | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Institutional Class | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund - Institutional Class | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Small Cap Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Columbia Small Cap Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Small Cap Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Small Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Small Cap Growth Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Small Cap Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Small Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Small Cap Growth Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Growth Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Columbia Small Cap Growth Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Growth Fund - Institutional 2 Class | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Growth Fund - Institutional 2 Class | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Small Cap Growth Fund - Institutional 2 Class | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Growth Fund - Institutional 2 Class | AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Institutional 2 Class | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Institutional 2 Class | SiteOne Landscape Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Institutional 2 Class | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Institutional 2 Class | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Institutional 2 Class | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund - Institutional 2 Class | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Small Cap Growth Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Columbia Small Cap Growth Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Small Cap Growth Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Small Cap Growth Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Small Cap Growth Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Small Cap Growth Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Growth Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Small Cap Growth Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Small Cap Growth Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Growth Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Columbia Small Cap Growth Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Growth Fund - Institutional 3 Class | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Growth Fund - Institutional 3 Class | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Small Cap Growth Fund - Institutional 3 Class | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Growth Fund - Institutional 3 Class | AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Institutional 3 Class | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Institutional 3 Class | SiteOne Landscape Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Institutional 3 Class | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Institutional 3 Class | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Institutional 3 Class | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund - Institutional 3 Class | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Small Cap Growth Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Columbia Small Cap Growth Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Small Cap Growth Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Small Cap Growth Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Small Cap Growth Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Small Cap Growth Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Growth Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Small Cap Growth Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Small Cap Growth Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Growth Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Columbia Small Cap Growth Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Small Cap Growth Fund - Class R | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Growth Fund - Class R | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Small Cap Growth Fund - Class R | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Small Cap Growth Fund - Class R | AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Class R | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Class R | SiteOne Landscape Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class R | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class R | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class R | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund - Class R | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Small Cap Growth Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Small Cap Growth Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Columbia Small Cap Growth Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Small Cap Growth Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Small Cap Growth Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Small Cap Growth Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Small Cap Growth Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Growth Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Small Cap Growth Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Small Cap Growth Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Growth Fund - Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Columbia Small Cap Growth Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%